Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0001704292
Registrant Name	Zai Lab Limited
Registration File Number	333-278843
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES